Quarterly Holdings Report
for
Fidelity® Digital Health ETF
March 31, 2022
DHE-NPRT3-0522
1.9903839.100

Schedule of Investments March 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 6.1%
Household Durables – 1.0%
Vuzix Corp. (a)	18,812	$ 124,159
Internet & Direct Marketing Retail – 5.1%
Alibaba Health Information Technology Ltd. (a)	336,000	217,954
JD Health International, Inc. (b)	43,450	266,867
Ping An Healthcare and Technology Co. Ltd. (b)	59,600	156,774
		641,595
TOTAL CONSUMER DISCRETIONARY		765,754
CONSUMER STAPLES – 2.9%
Food & Staples Retailing – 2.9%
Shop Apotheke Europe N.V. (a)(b)	1,934	177,852
Zur Rose Group AG	1,228	181,214
TOTAL CONSUMER STAPLES		359,066
HEALTH CARE – 88.7%
Health Care Equipment & Supplies – 44.6%
Axonics, Inc. (a)	3,833	239,946
Cochlear Ltd.	2,157	364,989
Demant A/S (a)	6,305	288,591
DexCom, Inc. (a)	1,294	662,010
Elekta AB Class B	27,392	218,151
Fisher & Paykel Healthcare Corp. Ltd.	18,590	314,852
Inogen, Inc. (a)	4,103	133,019
Insulet Corp. (a)	1,579	420,630
Integra LifeSciences Holdings Corp. (a)	4,005	257,361
Intuitive Surgical, Inc. (a)	1,889	569,873
iRhythm Technologies, Inc. (a)	1,860	292,894
Natus Medical, Inc. (a)	5,702	149,849
Nevro Corp. (a)	3,133	226,610
ResMed, Inc.	2,109	511,454
Senseonics Holdings, Inc. (a)	76,238	150,189
Sonova Holding AG	1,140	480,156
Tandem Diabetes Care, Inc. (a)	2,716	315,844
		5,596,418
Health Care Providers & Services – 8.6%
Apollo Medical Holdings, Inc. (a)	4,319	209,342
CorVel Corp. (a)	1,111	187,137
Premier, Inc. Class A	7,144	254,255
R1 RCM, Inc. (a)	9,084	243,088
Tivity Health, Inc. (a)	5,889	189,449
		1,083,271

	Shares	Value

Health Care Technology – 35.5%
Allscripts Healthcare Solutions, Inc. (a)	10,389	$ 233,960
American Well Corp. Class A (a)	38,048	160,182
Cerner Corp.	5,140	480,898
Change Healthcare, Inc. (a)	12,998	283,356
CompuGroup Medical SE & Co. KgaA	3,380	208,346
Computer Programs & Systems, Inc. (a)	3,657	125,984
Doximity, Inc. Class A (a)	3,932	204,818
Health Catalyst, Inc. (a)	6,651	173,791
Inspire Medical Systems, Inc. (a)	1,245	319,579
JMDC, Inc. (a)	3,200	178,225
Multiplan Corp. (a)	40,802	190,953
NextGen Healthcare, Inc. (a)	8,312	173,804
OptimizeRx Corp. (a)	3,432	129,421
Phreesia, Inc. (a)	6,201	163,458
Pro Medicus Ltd.	5,490	201,972
Sectra AB	13,239	205,559
Teladoc Health, Inc. (a)	5,125	369,666
Veeva Systems, Inc. Class A (a)	2,463	523,289
Yidu Tech, Inc. (a)(b)	96,400	120,509
		4,447,770
TOTAL HEALTH CARE		11,127,459
INFORMATION TECHNOLOGY – 2.2%
IT Services – 0.9%
Infocom Corp.	6,700	116,916
Software – 1.3%
Model N, Inc. (a)	6,067	163,202
TOTAL INFORMATION TECHNOLOGY		280,118
TOTAL COMMON STOCKS (Cost $13,771,777)		12,532,397
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $13,771,777)		12,532,397
NET OTHER ASSETS (LIABILITIES) – 0.1%		6,835
NET ASSETS – 100.0%		$12,539,232

Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $722,002 or 5.8% of net assets.

Quarterly Report	2

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.31%	$—	$582,974	$582,974	$4	$—	$—	$—	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – Unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
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Quarterly Report	4